Financial Instruments - Maximum Exposure to Credit Risk Related to Financial Assets (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 235,446	$ 191,162	$ 192,683	$ 131,764	$ 126,676	$ 103,986
Trade receivables from provisional concentrate sales, net of fair value adjustment	4,034		5,429
Trade receivables from sales of cobalt	7,177
Convertible note receivable	15,979		11,353
Maximum exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	235,446		192,683
Trade receivables from provisional concentrate sales, net of fair value adjustment	4,034		5,429
Trade receivables from sales of cobalt	7,177
Other accounts receivables	1,741		454
Non-revolving term loan	835		813
Convertible note receivable	15,979		11,353
Maximum exposure to credit risk related to financial assets	$ 265,212		$ 210,732